Mandatorily convertible debentures into shares (Details) - MXN ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Aug. 30, 2016
Mandatorily convertible debentures into shares [Abstract]
First issue of mandatorily convertible debentures into shares	$ 0	$ 1,058,628	$ 1,058,628
Mandatorily convertible debentures into shares, shares issued (in shares)			10,586,284
Mandatorily convertible debentures into shares, par value (in pesos per share)			$ 100
Interest rate			6.78%
Conversion price (in pesos per share)			$ 19.55
September 30, 2017 [Member]
Mandatorily convertible debentures into shares [Abstract]
Mandatorily convertible debentures into shares, shares issued (in shares)	1,058,628
Percentage on conversion date	10.00%
September 30, 2019 [Member]
Mandatorily convertible debentures into shares [Abstract]
Mandatorily convertible debentures into shares, shares issued (in shares)	4,763,828
Percentage on conversion date	45.00%
September 30, 2022 [Member]
Mandatorily convertible debentures into shares [Abstract]
Mandatorily convertible debentures into shares, shares issued (in shares)	4,763,828
Percentage on conversion date	45.00%
Maximum [Member]
Mandatorily convertible debentures into shares [Abstract]
Mandatorily convertible debentures into shares, authorized				$ 4,600,000